ACQUISITION	12 Months Ended
Dec. 31, 2012
ACQUISITION
3.	ACQUISITION

2010 Acquisition

On January 20, 2010, the Group acquired 60% of Posterscope, which in turn holds 100% of Vizeum’s business in connection with the advertising agency business for the purpose of providing an enhanced service platform that enables the Group to attract new advertising clients and expand customer base. The consideration for the acquisition was RMB3.6 million (US$528). The pro forma effects of the Vizeum acquisition as if the acquisition period had occurred on January 1, 2010 on the Group’s consolidated financial statements were immaterial as Vizeum had no significant business transactions from January 1, 2010 to January 20, 2010.

The remaining 40% interest is held by Aegis Media which is recorded as noncontrolling interest in the consolidated balance sheet and consolidated statements of operations. Starting from January 1, 2016, Aegis Media will have the right to purchase the 60% equity interest owned by the Company, which may ultimately make Posterscope a wholly-owned subsidiary of Aegis Media. The consideration for the acquisitions of additional interest described above will be determined based on a multiple of the average after-tax profits of the joint venture for the two-year period prior to a transfer, which approximates the fair value of the 60% equity interest.

The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair value on the date of acquisition. The net revenue and net income of Vizeum in the amount of US$4,882 and US$1,314, respectively, have been included in the consolidated statement of operations for the year ended December 31, 2010.

The Group allocated the purchase price to assets acquired and liabilities assumed as follows:

US$(000)
Cash and cash equivalents	4,114
Current assets	11,769
Fixed assets	185
Current liabilities	(15,188)
Noncontrolling interest	(352)

Total consideration	528

2011 Acquisition

On August 21, 2011, the Group acquired 60% of Shanghai Clickpro Advertising Company Limited’s and Shanghai Zhiqi Advertising Company Limited’s (“Clickpro”) business, a leading Chinese performance and SEM firm with proprietary technology and full-service capabilities, for the purpose of strengthening the Group’s performance marketing platform by integrating with existing search and performance marketing business. Pursuant to the acquisition agreement, the consideration for the acquisition includes (1) cash consideration of RMB22.4 million (US$3,476), out of which RMB15.3 million (US$2,458) was paid as of December 31, 2012. (2) three contingent consideration based on the net income of the acquired business of the next three twelve-month period ending June 30th from the acquisition date. As of the acquisition date, the total consideration was estimated to be RMB43.3 million (US$6,773), including cash consideration of RMB22.4 million (US$3,476) and contingent consideration of RMB20.9 million (US$3,297).

As of December 31, 2012, the total unpaid consideration was RMB23.9 million (US$3,834), including contingent consideration of RMB13.9 million (US$2,237). The fair value changes of contingent consideration amounted to nil and US$654 for the year ended December 31, 2011 and 2012, respectively, were recognized in the consolidated statements of operations.

The remaining 40% interest of Clickpro is recorded as redeemable noncontrolling interest in the consolidated balance sheet and consolidated statements of operations. Pursuant to the agreement with Clickpro, 5 years following the acquisition the Group shall have a call option to acquire all of the remaining 40% equity interest from the former shareholders of ClickPro, at a per share price based on a formula valuing the entire enterprise at certain times of the after-tax profit of the average for the trailing 3 years. The call option was initially recorded under the non-current assets at the estimated fair value as of the acquisition date of RMB6.4 million (US$994). For the year ended December 31, 2012, an impairment of RMB2.2 million (US$345) on the call option was recognized in the consolidated statements of operations as ClickPro did not reach the financial performance projection. If the call option is not exercised by the Group, the former shareholders of Clickpro shall have a put option after six years to require the Group to acquire their entire remaining 40% equity stake at the then-applicable agreed valuation based on the Clickpro’s performance for the trailing 3 years.

The pro forma effects of the Clickpro acquisition as if the acquisition period had occurred on January 1, 2010 on the Group’s consolidated financial statements were:

	2010	2011
	(unaudited)	(unaudited)
Total revenues	194,552	281,897
Net income attributable to Charm Communications Inc.	38,195	46,594
Income per share—basic	0.54	0.60
Income per share—diluted	0.52	0.57

These pro forma results are not necessarily indicative of the results that actually would have been obtained had the acquisition been in effect for the periods described or that may be obtained in the future.

The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair value on the date of acquisition. The net revenue and net income of Clickpro in the amount of US$1,828 and US$719, respectively, have been included in the consolidated statement of operations for the year ended December 31, 2011.

With the assistance of a third party appraiser, the Group allocated the purchase price to assets acquired and liabilities assumed as follows:

Cash and cash equivalents	373
Current assets	4,977
Fixed assets	16
Intangible assets	3,986
Goodwill	4,269
Call option	994
Current liabilities	(3,426)
Redeemable noncontrolling interest	(4,416)

Total consideration	6,773

The identifiable intangible assets are being amortized over their respective useful lives of 3 to 7 years.

The redeemable noncontrolling interest was recorded outside of the permanent equity on the consolidated balance sheet initially at the fair value of the redeemable noncontrolling interest as of the date of acquisition. The changes in the carrying amounts of the redeemable noncontrolling interest is recognized as net income attributable to redeemable noncontrolling interest in the consolidated statements of operations. For the years ended December 31, 2011 and 2012, the amount charged to the net income (loss) attributable to redeemable noncontrolling interest were US$90 and US$50 and accretion to redemption value were US$217 and US$761, respectively, as presented in the following table.

Redeemable noncontrolling interest
Balance at December 31, 2010	—
Addition through acquisition of ClickPro	4,416
Net income attributable to redeemable noncontrolling interest	90
Accretion to redemption value	217

Balance at December 31, 2011	4,723
Net loss attributable to redeemable noncontrolling interest	(50)
Accretion to redemption value	761

Balance at December 31, 2012	5,434